Note 8 - Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
8.	Accounts receivable, net

	As of December 31,
	2025	2024
Accounts receivable	$55,085,782	$33,135,718
Less: Allowance for ECLs	(944,191)	(7,465,561)
	$54,141,591	$25,670,157

a)	Accounts receivable are non-interest bearing and are measured at the original invoice amount as the effect of discounting is immaterial.

b)	The aging analysis of accounts receivable is as follows:

	As of December 31,
	2025	2024
Not past due	$26,538,008	$514,854
Up to 90 days	20,100,156	25,147,001
91 to 180 days	-	105,571
181 to 365 days	8,447,618	4,290
Over 365 days	-	7,364,002
	$55,085,782	$33,135,718

The above aging analysis was based on days overdue.

c)

As of December 31, 2025 and 2024, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable were $55,085,782 and $33,135,718, respectively. Also refer to Note 39 for further details.

d)	The movement in “Allowance for ECLs” was as follows:

	2025	2024
At January 1	$7,465,561	$13,114,951
Provision for ECLs	862,634	897,170
Write-off	(7,353,344)	(6,084,336)
Currency translation adjustments	(30,660)	(462,224)
At December 31	$944,191	$7,465,561